Interests in associates, joint ventures and other investments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of principal associates and joint ventures [line items]
Interests in associates and joint ventures	£ 813.0	£ 796.8	[1]	£ 1,065.2
GIIR Inc [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	21.2	26.3
Interests in associates and joint ventures	37.7	46.8
High Co SA [member]
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	39.4	30.3
Interests in associates and joint ventures	35.4	37.1
Associates and Other Investments [member]
Disclosure of principal associates and joint ventures [line items]
Capital commitments contracted	£ 21.8	£ 31.4

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.